Discontinued Operations	3 Months Ended
Mar. 31, 2011
Discontinued Operations
Discontinued Operations

(10) Discontinued Operations

Digital Operations

In August 2010, we divested the Domain Name Product Line for approximately $11,400 in cash at closing.  The assets sold primarily consisted of customer contracts.  Total revenues of this product line for the year ended December 31, 2009 and the seven months ended July 31, 2010 were approximately $6,300 and $3,500, respectively.  A gain on sale of discontinued operations in the amount of approximately $6,900 ($2,834, net of tax) was recorded during the three months ended September 30, 2010.

During the quarter ended September 30, 2010, we concluded that events occurred and circumstances changed in our former worldwide digital business reporting unit that required us to conduct an impairment review.  The primary factors contributing to our conclusion that we had a triggering event and a requirement to reassess our former worldwide digital business reporting unit goodwill for impairment included:  (1) a reduction in forecasted revenue and operating results due to continued pressure on key parts of the business as a result of the weak economy; (2) reduced revenue and profit outlook for our eDiscovery service due to smaller average matter size and lower pricing; (3) a decision to discontinue certain software development projects; and (4) the sale of the Domain Name Product Line.  As a result of the review, we recorded a provisional goodwill impairment charge associated with our worldwide digital business reporting unit in the amount of $255,000 during the quarter ended September 30, 2010.  We finalized the estimate in the fourth quarter of 2010, and we recorded an additional impairment of $28,785, for a total goodwill impairment charge of $283,785.  In April 2011, we announced a comprehensive strategic plan which included exploring strategic alternatives for our digital business, including a potential sale of the Digital Business.

On June 2, 2011, IMI completed the sale of the Digital Business to Autonomy, pursuant to the Digital Sale Agreement.  In the Digital Sale, Autonomy purchased (i) the shares of certain of IMI’s subsidiaries through which IMI conducted the Digital Business and (ii) certain assets of IMI and its subsidiaries relating to the Digital Business.  The Digital Sale qualified as discontinued operations because (a) the remaining direct gross cash inflows and outflows of the Digital Business by IMI post-close are not expected to be significant in relation to the direct gross cash inflows and outflows absent the Digital Sale and (b) there is no significant continuing involvement because IMI does not retain the ability to influence the operating and financial policies of the Digital Business.  As a result, the financial position, operating results and cash flows of the Digital Business and the Domain Name Product Line, for all periods presented, have been reported as discontinued operations for financial reporting purposes.  IMI retained its intellectual software escrow services business, which had previously been reported in the former worldwide digital business segment along with the Digital Business and the Domain Name Product Line. The intellectual software escrow services business is now reported in the North American Physical Business segment.

Pursuant to the Digital Sale Agreement, IMI received approximately $395,400 in cash, consisting of the initial purchase price of $380,000 and a preliminary working capital adjustment of approximately $15,400, which remains subject to a customary post-closing adjustment based on the amount of working capital at closing.  The purchase price for the Digital Sale will be increased on a dollar-for-dollar basis if the working capital balance at the time of closing exceeds the target amount of working capital as set forth in the Digital Sale Agreement and decreased on a dollar-for-dollar basis if such closing working capital balance is less than the target amount.  Transaction costs amounted to $7,387. Additionally, $11,075 of inducements are payable to Autonomy and have been netted against the proceeds in calculating the gain on the Digital Sale. We used the net proceeds received from the Digital Sale to pay down amounts outstanding under our revolving credit facility.

The table below summarizes certain results of operations of the Digital Business and the Domain Name Product Line:

	Three Months Ended
	March 31,
	2010	2011
Total Revenues	$49,172	$46,678

Loss Before Benefit for Income Taxes of Discontinued Operations	$(10,689)	$(3,586)
Benefit for Income Taxes	(3,737)	(1,116)
Loss from Discontinued Operations, Net of Tax	$(6,952)	$(2,470)

There have been no allocations of corporate general and administrative expenses to discontinued operations.  In accordance with our policy, we have allocated corporate interest associated with all debt that is not specifically allocated to a particular component based on the proportion of the assets of the Digital Business and the Domain Name Product Line to IMI’s total consolidated assets at the applicable weighted average interest rate associated with such debt for such reporting period.  Interest allocated to the Digital Business and the Domain Name Product Line and included in income (loss) from discontinued operations amounted to $3,584 and $1,418 for the three months ended March 31, 2010 and 2011, respectively.

The carrying amounts of the major classes of assets and liabilities of the Digital Business were as follows:

	December 31, 2010	March 31, 2011
Accounts receivable, net	$41,418	$45,569
Deferred income taxes	1,726	1,542
Prepaid expenses and other	6,585	6,724
Current assets of discontinued operations	49,729	53,835
Property, plant and equipment, net	39,539	39,277
Goodwill, net	35,699	35,699
Deferred income taxes	13,934	10,842
Other assets, net	45,889	43,368
Non-current assets of discontinued operations	135,061	129,186
Assets of discontinued operations	$184,790	$183,021

Accounts payable	$15,848	$9,354
Accrued expenses	8,879	8,636
Deferred revenue	27,638	32,178
Current liabilities of discontinued operations	52,365	50,168
Other long-term liabilities	1,009	1,020
Deferred rent	—	504
Non-current liabilities of discontinued operations	1,009	1,524
Liabilities of discontinued operations	$53,374	$51,692

In connection with the Digital Sale on June 2, 2011, we entered into several other arrangements with Autonomy, including:

•                  A reseller agreement with Autonomy that allows us to sell certain products and services of the Digital Business now owned by Autonomy and certain other Autonomy products and services (the “Products and Services”) over a three year period beginning June 2, 2011.  The reseller agreement provides for the payments to Autonomy of: (i) $3,500, which was paid on the closing of the Digital Sale; and (ii) $6,000 on June 2, 2012.  Such amounts represent prepayments of amounts payable to Autonomy related to qualifying sales of Products and Services to new customers of the Digital Business and are non-refundable to the extent we do not achieve the requisite level of qualifying sales of Products and Services during the term of the reseller agreement.

•                  A co-location agreement with Autonomy in which we will provide certain storage related services associated with certain data centers to Autonomy for a two year transitional period beginning June 2, 2011.  Autonomy has the right to extend this period by two additional years upon six months notice prior to the end of the first two year term.

•                  A transitional services agreement to provide certain services, generally for a period no longer than six months, including general, administrative, finance, human resource and information technology services.

•                  The payment by us to Autonomy of approximately $3,075 as of the closing for the purchase of certain Products and Services for our internal use.

The revenues and corresponding expenses associated with the above agreements will be reflected in our continuing operating results.  None of these services gives IMI the ability to influence the operating and financial policies of the Digital Business.  We have concluded that the direct cash flows associated with these agreements are not significant because they are estimated to represent less than 5% of both direct cash inflows and outflows of the Digital Business for the one year period subsequent to the Digital Sale, and, therefore, we have reported the Digital Business as discontinued operations in the accompanying consolidated financial statements for all periods presented.

New Zealand Business

After further analysis subsequent to our April 2011 announcement of our comprehensive strategic plan, which includes reviewing select underperforming international markets, IMI committed in May 2011 to a plan to sell the New Zealand Business. In the calculation of the carrying value of our New Zealand Business, we allocated the goodwill of our Australia/New Zealand reporting unit between Australia and New Zealand on a relative fair value basis. We anticipate completing the sale of the New Zealand Business by the end of May 2012.  The New Zealand Business was previously included within the International Physical Business segment.  The financial position, operating results and cash flows of the New Zealand Business, for all periods presented, have been reported as discontinued operations for financial reporting purposes.

The table below summarizes certain results of operations of the New Zealand Business:

	Three Months Ended
	March 31,
	2010	2011
Total Revenues	$1,754	$1,983

Loss Before Provision (Benefit) for Income Taxes of Discontinued Operations	$(434)	$(72)
Provision (Benefit) for Income Taxes	—	—
Loss from Discontinued Operations, Net of Tax	$(434)	$(72)

The carrying amounts of the major classes of assets and liabilities of the New Zealand Business were as follows:

	December 31, 2010	March 31, 2011
Accounts receivable, net	$1,339	$1,073
Prepaid expenses and other	1,034	969
Current assets of discontinued operations	2,373	2,042
Property, plant and equipment, net	3,746	3,539
Goodwill, net	6,128	6,128
Other assets, net	5,689	5,497
Non-current assets of discontinued operations	15,563	15,164
Assets of discontinued operations	$17,936	$17,206

Current portion of long-term debt	$387	$427
Accounts payable	263	174
Accrued expenses	1,382	1,120
Deferred revenue	113	89
Current liabilities of discontinued operations	2,145	1,810
Other long-term liabilities	24	23
Deferred income taxes	1,679	1,651
Non-current liabilities of discontinued operations	1,703	1,674
Liabilities of discontinued operations	$3,848	$3,484